TRADE RECEIVABLES - Narrative (Details)	12 Months Ended
Dec. 31, 2023
TRADE RECEIVABLES
Expected credit loss period overdue	180 days
Later than 180 days | Bottom of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)	25.00%
Later than 180 days | Top of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)	100.00%
More than one year
TRADE RECEIVABLES
Expected credit loss rate (in percent)	100.00%